Accounts Receivable	1 Months Ended
Jun. 30, 2018
Successor [Member]
Accounts Receivable

5. Accounts receivable

The following table summarizes our accounts receivables for the periods as set forth below (in thousands):

	Successor June 30, 2018	Predecessor December 31, 2017
Trade receivables	78,860	54,143
Other	7,904	8,137
Less: allowance for doubtful accounts	-	(4,106)
Total	86,764	58,174

Trade receivables relate to sale of our services and products, for which credit is extended based on our evaluation of the customer’s creditworthiness. The Company recorded allowance for doubtful accounts receivable of $0 during the Successor Period in the consolidated statement of operations. The Company recorded allowance for doubtful accounts receivable of $2.4 million, $2.4 million, $0.1 million and $0.1 million during the 2018 Predecessor Quarter, the 2018 Predecessor Period, the 2017 Predecessor Quarter and the 2017 Predecessor Period, respectively, in the consolidated statement of operations. The balance of allowance for doubtful accounts was $0 and $4.1 million, as of June 30, 2018, and December 31, 2017, respectively.